Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciliations of the Differences Between the PRC Statutory Income Tax Rate and the Group's Effective Income Tax Rate
Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Loss before income tax	(298,240)	(401,111)	(1,451,950)	(208,560)
Income tax computed at respective applicable tax rate	(37,672)	(56,093)	(148,871)	(21,384)
Non-deductible expenses	3,889	2,548	87,021	12,499
Research and development expenses plus deduction	(2,846)	(6,762)	(9,254)	(1,329)
Changes in valuation allowance	36,629	62,029	71,104	10,214

	—	1,722	—	—

Effect of tax holidays entitled by the PRC subsidiaries on basic loss per share	—	3.07	9.55	1.37

Components of the Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Deferred tax assets:
Net operating loss carryforward	73,105	92,185	136,443	19,599
Depreciation and amortization of property, equipment, software and intangible asset, net	—	18,405	44,398	6,378
Accrual expense	13,647	21,132	21,867	3,141
Less: valuation allowance	(49,541)	(94,511)	(165,497)	(23,773)

Total deferred tax assets	37,211	37,211	37,211	5,345

Deferred tax liabilities:
Acquired intangible assets	37,211	37,211	37,211	5,345

Total deferred tax liabilities	37,211	37,211	37,211	5,345

Deferred tax assets, net	—	—	—	—

Summary of Movement of the Valuation Allowance
Movement of the valuation allowance is as follows:

	Year Ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2.5)
Balance as of January 1	(6,472)	(49,541)	(94,511)	(13,576)
Business combination	(6,440)	—	—	—
Additions	(36,629)	(62,029)	(71,104)	(10,214)
Decrease due to the change of tax rate	—	17,059	118	17

Balance as of December 31	(49,541)	(94,511)	(165,497)	(23,773)